Share capital and other equity (Details) £ / shares in Units, shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Dec. 31, 2019 GBP (£) £ / shares shares		Jan. 01, 2019 GBP (£)	[1]	Dec. 31, 2018 GBP (£) £ / shares
Share capital
Value of shares | £		£ 43,824	£ 43,556	[1]	£ 46,490		£ 46,490
Ordinary shares
Share capital
Value of shares | £		£ 12,129	£ 12,094				£ 12,049
Number of shares		12,129,165	12,093,909
Par value per share | £ / shares		£ 1	£ 1				£ 1
Non-cumulative preference shares of US$0.01
Share capital
Number of shares		10	10
Par value per share | $ / shares	$ 0.01
Shares redeemed	0
Cumulative preference shares of 1
Share capital
Value of shares | £		£ 1	£ 1
Number of shares		900	900
Par value per share | £ / shares		£ 1	£ 1

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.